Nature of the Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Nature of the Business and Basis of Presentation
1. Nature of the Business and Basis of Presentation
Organization
Oncorus, Inc. (the “Company”) is a biopharmaceutical company focused on developing next-generation viral immunotherapies to transform outcomes for cancer patients. Using its two platforms, the Company is developing a pipeline of intratumorally and intravenously administered product candidates designed to selectively attack and kill tumor cells.
The Company’s operations to date have focused on organization and staffing, business planning, raising capital, acquiring and developing the Company’s technology, establishing the Company’s intellectual property portfolio, identifying potential product candidates and undertaking preclinical studies, clinical trials and manufacturing. The Company does not have any product candidates approved for sale and has not generated any revenue from product sales. The Company’s product candidates are subject to long development cycles and the Company may be unsuccessful in its efforts to develop, obtain regulatory approval for or market its product candidates.
On October 6, 2020, the Company completed an initial public offering (“IPO”), in which the Company issued and sold 5,800,000 shares of its common stock at a public offering price of $15.00 per share. On October 14, 2020, the Company sold an additional 757,991 shares of common stock at $15.00 per share pursuant to the underwriters’ partial exercise of their option to purchase additional shares of common stock. The total gross proceeds from the IPO were $98.4 million and the Company raised approximately $88.3 million in net proceeds after deducting underwriting discounts and commissions and offering expenses payable by the Company.
Upon the closing of the IPO, all of the outstanding shares of convertible preferred stock automatically converted into 14,951,519 shares of common stock at the applicable conversion ratio then in effect. Subsequent to the closing of the IPO, there were no shares of preferred stock outstanding. In connection with the closing of the IPO, the Company filed its amended and restated certificate of incorporation pursuant to which it is authorized to issue up to 100,000,000 shares designated as common stock and 10,000,000 shares designated as preferred stock, all with a par value of $0.0001 per share. The condensed consolidated financial statements as of September 30, 2020, including share and per share amounts, do not give effect to the IPO, as it closed subsequent to September 30, 2020.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, possible failure of preclinical studies or clinical trials, the need to obtain marketing approval for its product candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, the need to successfully commercialize and gain market acceptance of any of the Company’s products that are approved and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing, and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if the Company’s drug development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
Basis of Presentation and Liquidity
The accompanying unaudited interim condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).
In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements include all normal and recurring adjustments (which consist primarily of accruals and estimates that impact the financial statements) which are considered necessary to present fairly the Company’s financial position as of September 30, 2020, its results of operations for the three and nine months ended September 30, 2020 and 2019, its changes in redeemable convertible preferred stock and stockholders’ deficit for the three and nine months ended September 30, 2020 and 2019 and its cash flows for the nine months ended September 30, 2020 and 2019. The accompanying unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the accompanying notes for the year ended December 31, 2019 found elsewhere in this prospectus.
On September 23, 2020 and September 25, 2020, the Company’s board of directors and stockholders, respectively, approved a one-for-12.0874
reverse split of the Company’s issued and outstanding common stock and a proportional adjustment to the existing conversion ratios for the outstanding shares of convertible preferred stock, which became effective on September 25, 2020. Accordingly, all share and per share amounts for all periods presented in the accompanying unaudited interim condensed consolidated financial statements and notes thereto have been retroactively adjusted, where applicable, to reflect the reverse stock split, including reclassification of par, additional paid-in
capital and accumulated deficit amounts as a result of the split adjustment.
The Company’s unaudited interim condensed consolidated financial statements as of September 30, 2020 have been prepared on the basis of the Company continuing as a going concern for the next 12 months. Management believes that the Company’s existing cash and cash equivalents, together with the net proceeds from the IPO, will allow the Company to continue its operations for at least the next 12 months. In the absence of a significant source of recurring revenue, the continued viability of the Company is dependent on its ability to continue to raise additional capital to finance its operations. If the Company is unable to obtain additional funding, the Company may be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations.

1. Nature of the Business and Liquidity
Oncorus, Inc. (the “Company”) is a biopharmaceutical company focused on developing next-generation viral immunotherapies to transform outcomes for cancer patients. Using its two platforms, the Company is developing a pipeline of intratumorally and intravenously administered product candidates designed to selectively attack and kill tumor cells.
The Company’s operations to date have focused on organization and staffing, business planning, raising capital, acquiring and developing the Company’s technology, establishing the Company’s intellectual property portfolio, identifying potential product candidates and undertaking preclinical studies and manufacturing. The Company does not have any product candidates approved for sale and has not generated any revenue from product sales. The Company’s product candidates are subject to long development cycles and the Company may be unsuccessful in its efforts to develop, obtain regulatory approval for or market its product candidates.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, possible failure of preclinical studies or clinical trials, the need to obtain marketing approval for its product candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, the need to successfully commercialize and gain market acceptance of any of the Company’s products that are approved and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing, and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if the Company’s drug development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
The Company has funded its operations to date primarily through private sales of redeemable convertible preferred stock.
Going Concern
In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern
(Subtopic 205-40),
the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
The Company has incurred recurring negative cash flows since inception and has funded its operations primarily from the sale of redeemable convertible preferred stock. The Company had an accumulated deficit of $74.3 million as of December 31, 2019. The Company had net losses of $18.0 million and $30.7 million for the years ended December 31, 2018 and 2019, respectively. The Company expects to continue to incur significant expenses and operating losses for the foreseeable future.
As of July 29, 2020, the issuance date of these consolidated financial statements for the year ended December 31, 2019, the Company expects its cash and cash equivalents of $45.3 million as of December 31, 2019 will not be sufficient to fund the operating expenses and capital expenditure requirements necessary to advance its research efforts and clinical trials for one year from the issuance date of these consolidated financial statements and the Company will need to obtain additional funding. Upon reaching certain clinical development milestones for the Company’s primary clinical candidate, as defined in the terms of the Series B Redeemable Convertible Preferred Stock (“Series B”) stock purchase agreement, the Company is eligible to receive funding through the additional sale of Series B (see Note 6) in the amount of $35.8 million. In addition, the Company intends to pursue a public offering of its common stock to fund future operations. There can be no assurances, however, that the current operating plan or clinical development milestone will be achieved or that additional funding will be available or on terms acceptable to the Company. If the Company is unable to obtain sufficient funding, it could be required to delay its development efforts, limit activities and reduce research and development costs, which could adversely affect its business prospects.
Based on the Company’s recurring losses and negative cash flows from operations since inception, expectation of continuing operating losses and negative cash flows from operations for the foreseeable future, and the need to raise additional capital to finance its future operations, the Company’s management concluded that there is substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of the consolidated financial statements for the year ended December 31, 2019.
The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.